Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jun. 30, 2023
Entity Registrant Name	MFS® SERIES TRUST XVII
Entity Central Index Key	0000867969
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Oct. 26, 2023
Document Effective Date	Oct. 27, 2023
Prospectus Date	Oct. 27, 2023
MFS International Equity Fund | Class R6
Prospectus:
Trading Symbol	MIEIX
MFS International Equity Fund | Class A
Prospectus:
Trading Symbol	MIEJX
MFS International Equity Fund | Class I
Prospectus:
Trading Symbol	MIEKX